Schedule of reconciliation the carrying amount (Details) - BliNK Biomedical SAS [member] - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net assets of associate	€ 4,344	€ 4,355
Proportion of the Company’s ownership interest in BliNK Biomedical SAS	48.90%	48.90%
Balance	€ 2,121	€ 2,130